Lease Liabilities - Schedule of Components of Lease Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Amortization of right-of-use	$ 5,749	$ 22,164	$ 21,619	$ 11,107
Interest on lease liability	915	4,494	5,039	2,716
Total lease cost	$ 6,664	$ 26,658	$ 26,658	$ 13,823